Thrivent Small-Mid Cap Equity ETF Investment Strategy - Thrivent Small-Mid Cap Equity ETF	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small and mid-sized companies that are listed or traded on a national securities exchange. Under normal market conditions, the Fund invests primarily in companies that have market capitalizations within the range of those companies included in widely known small- and mid-cap indices, such as the Russell 2500® Index, S&P MidCap 400® Index, S&P SmallCap 600® Index, or the small- to mid-sized company market capitalization classifications published by Morningstar or Lipper. The Fund defines small- to mid-cap companies as those with market capitalizations at or below the market capitalization of the largest company represented in either or both of the Russell 2500 Index (approximately $44.2 billion as of November 30, 2025) or the S&P MidCap 400 Index (approximately $34.5 billion as of November 30, 2025). The Fund’s 80% policy may be changed by the Fund’s Trustees without a shareholder vote upon at least 60 days prior notice of the change. Thrivent Asset Management, LLC (“Thrivent Asset Mgt.” or the “Adviser”) uses fundamental and other investment research techniques to look for small- to mid-sized companies that, in its opinion, have strong growth prospects, are in an industry with a positive economic outlook, have high-quality management, and/or have a strong financial position. The Fund is an actively managed exchange traded fund (“ETF”) and does not seek to replicate the performance of a specified index.